Other liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure1 [Abstract]
Other liabilities	Other liabilities

	December 31, 2024	December 31, 2023

Suppliers (a)	41,788	4,808
Lease liabilities (b)	3,721	3,014
Dividends payable (c)	1,302	2,040
Other current liabilities	9	203
Other current liabilities	46,820	10,065

Lease liabilities (b)	18,717	12,822
Other non-current liabilities	71	202
Other non-current liabilities	18,788	13,024

(a)The supplier balance as of December 31, 2024, includes US$18.7 million for Tria that relates to maturing energy trading contracts to be settled. Additionally, business combinations with GPMS and Nexus resulted in US$5.6 million year-on-year increase in supplier balances. Furthermore, the supplier balance includes US$6.5 million capital calls payable for certain long-term investments.
(b)The Group is the lessee in lease agreements for which the underlying assets are the office spaces located in Grand Cayman, Bogotá, London, New York, Montevideo, Santiago, São Paulo and Medellín as disclosed in note 21(a).
(c)US$1.2 million dividends payable were declared to the previous non-controlling shareholders of VBI but not yet paid. The amount is expected to be settled during the financial year 2025.